Income and mining taxes (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Year ended December 31,
	2022	2021
Current:
Income taxes	$10,940	$25,570
Mining taxes	10,673	20,830
Adjustments in respect of prior years	(704)	-
	20,909	46,400
Deferred:
Income tax expense (recoveries) - origination, revaluation and/or reversal of temporary differences	218	(17,772)

Mining tax expense - origination, revaluation and/or reversal of temporary difference	5,464	4,235
Adjustments in respect of prior years	(1,158)	8,744
	4,524	(4,793)
	$25,433	$41,607

Disclosure of detailed information about deferred taxes [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax asset	$125,638	$133,584

Deferred income tax liability	(233,730)	(249,638)
Deferred mining tax liability	(17,564)	(12,126)
	(251,294)	(261,764)
Net deferred tax liability balance, end of year	$(125,656)	$(128,180)

Disclosure of detailed information about changes in deferred tax assets and liabilities [Table Text Block]
	Year ended Dec. 31, 2022	Year ended Dec. 31, 2021
Net deferred tax liability balance, beginning of year	$(128,180)	$(127,534)
Deferred tax (expense) recovery (note 23a)	(4,524)	4,793
OCI transactions	(2,384)	(5,474)
Foreign currency translation on the deferred tax liability	9,432	35
Net deferred tax liability balance, end of year	$(125,656)	$(128,180)

Disclosure of detailed information about reconciliation to statutory tax rate [Table Text Block]
	Year ended December 31,
	2022	2021
Statutory tax rate	26.3%	26.4%

Tax expense (recovery) at statutory rate	$25,199	$(53,526)
Effect of:
Deductions related to mining taxes	(3,249)	(5,491)
Adjusted income taxes	21,950	(59,017)
Mining tax expense	15,959	32,034
	37,909	(26,983)

Permanent differences related to:
Capital items	(321)	716
Other income tax permanent differences	3,839	2,775
Impact of remeasurement on decommissioning liability	(38,950)	33,731
Temporary income tax differences not recognized	(509)	4,483
Recognition of previously unrecognized deferred tax assets	(3,943)	-
Impact related to differences in tax rates in foreign operations	15,339	21,201
Impact of changes to statutory tax rates	958	(706)
Foreign exchange on non-monetary items	13,094	4,593
Impact related to tax assessments and tax return amendments	(1,983)	1,797
Tax expense	$25,433	$41,607

Disclosure of temporary differences recognized [Table Text Block]
	Balance sheet
	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax (liability) asset
Property, plant and equipment	$(44,029)	$(40,491)
Pension obligation	2,121	4,369
Other employee benefits	25,395	27,191
Decommissioning and restoration provision	20,454	29,870
Non-capital losses	104,481	93,892
Share issuance and debt cost	6,283	17,984
Deferred revenue	1,195	1,661
Other	9,738	(892)
Deferred income tax asset	125,638	133,584

Deferred income tax liability (asset)
Property, plant and equipment	311,499	322,325
Other employee benefits	(1,024)	(654)
Decommissioning and restoration provision	(8,376)	(9,609)
Non-capital losses	(71,532)	(58,777)
Other	3,163	(3,647)
Deferred income tax liability	233,730	249,638

Deferred income tax liability	$(108,092)	$(116,054)

Disclosure of detailed information about temporary differences - deferred mining tax assets and liabilities [Table Text Block]
Canada	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment	$(4,996)	$(278)

Peru	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment	$(12,568)	$(11,848)